Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Note 13:	Related Party Transactions

At December 31, 2011 and 2010, the Company had loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) in the amount of $2,927,377 and $2,820,414, respectively.

Annual activity consisted of the following:

	2011	2010

Balance beginning of year	$2,820,414	$4,161,647
Additions	1,918,418	5,000,975
Repayments	(1,811,455)	(6,342,208)

Balance, end of year	$2,927,377	$2,820,414

In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons.  Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features.

Deposits from related parties held by the Company at December 31, 2011 and 2010 totaled approximately $2,614,000 and $3,391,000, respectively.